Schedule I - Condensed Financial Information of the Company - Summary of Condensed Balance sheet (Parenthetical) (Detail)	Dec. 31, 2025 ¥ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 ¥ / shares shares	Dec. 31, 2024 $ / shares shares
Schedule Of Condensed Balance Sheet [Line Items]
Treasury Stock, Shares	50,414,900	50,414,900	50,414,900	50,414,900
Common Class A [Member]
Schedule Of Condensed Balance Sheet [Line Items]
Common shares per share | ¥ / shares	¥ 0.00001		¥ 0.00001
Common shares, authorized	7,000,000,000	7,000,000,000	7,000,000,000	7,000,000,000
Common shares, shares issued	1,062,301,216	1,062,301,216	912,301,216	912,301,216
Common shares, shares outstanding	860,016,416	860,016,416	858,266,416	858,266,416
Common Class B [Member]
Schedule Of Condensed Balance Sheet [Line Items]
Common shares per share | ¥ / shares	¥ 0.00001		¥ 0.00001
Common shares, authorized	800,000,000	800,000,000	800,000,000	800,000,000
Common shares, shares issued	150,591,207	150,591,207	150,591,207	150,591,207
Common shares, shares outstanding	150,591,207	150,591,207	150,591,207	150,591,207
Parent Company [Member]
Schedule Of Condensed Balance Sheet [Line Items]
Treasury Stock, Shares	50,414,900	50,414,900	(50,414,900)	(50,414,900)
Parent Company [Member] | Common Class A [Member]
Schedule Of Condensed Balance Sheet [Line Items]
Common shares per share | $ / shares		$ 0.00001		$ 0.00001
Common shares, authorized	7,000,000,000	7,000,000,000	7,000,000,000	7,000,000,000
Common shares, shares issued	912,301,216	912,301,216	1,062,301,216	1,062,301,216
Common shares, shares outstanding	860,016,416	860,016,416	858,266,416	858,266,416
Parent Company [Member] | Common Class B [Member]
Schedule Of Condensed Balance Sheet [Line Items]
Common shares per share | $ / shares		$ 0.00001		$ 0.00001
Common shares, authorized	800,000,000	800,000,000	800,000,000	800,000,000
Common shares, shares issued	150,591,207	150,591,207	150,591,207	150,591,207
Common shares, shares outstanding	150,591,207	150,591,207	150,591,207	150,591,207